LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Financial Lease Minimum Payments	$ 68,187	$ 112,376
Less than one year [member]
Reconciliation of Financial Lease Minimum Payments	30,916	44,341
Between one and five years [member]
Reconciliation of Financial Lease Minimum Payments	37,271	68,035
More than five years [member]
Reconciliation of Financial Lease Minimum Payments	$ 0	$ 0